Leases - Disclosure of Lease Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation and amortization
Depreciation and amortization	$ 94,841	$ 102,824	$ 107,127
Impairment of non financial assets
Impairment	1,541	0	0
Other operating and administrative expenses
Short-term leases	90	364	1,412
Leases of low-value assets	330	733	853
Variable lease payments not include in the measurement of lease liabilities	827	706	611
Lease Cost Operating And Adimninstrative Expenses	758	1,803	2,876
Variable lease payments by rental concessions received	(489)	0	0
Finance cost
Unwinding Of Discount And Changes In The Discount Rate	832	846	796
Finance costs	10,734	14,140	14,975
Total lease costs	107,874	118,767	124,978
Aircraft [member]
Depreciation and amortization
Depreciation and amortization	88,451	95,564	100,857
Impairment of non financial assets
Impairment	1,541
Finance cost
Interest expense on lease liabilities	8,185	11,221	12,074
Real Estate [Member]
Depreciation and amortization
Depreciation and amortization	6,390	7,260	6,270
Impairment of non financial assets
Impairment	0
Finance cost
Interest expense on lease liabilities	$ 1,717	$ 2,073	$ 2,105